Hotchkis & Wiley Small Cap Value Fund
Schedule of Investments
September 30, 2025 (Unaudited)

COMMON STOCKS - 98.8%		Shares	Value
Automobile Components - 3.9%
Adient PLC (a)		587,100	$14,137,368
Lear Corp.		152,400	15,332,964
			29,470,332

Banks - 9.9%
Associated Banc-Corp.		335,700	8,630,847
Bank of NT Butterfield & Son Ltd.		378,100	16,228,052
First Hawaiian, Inc.		973,400	24,169,522
Popular, Inc.		169,200	21,490,092
Synovus Financial Corp.		63,300	3,106,764
WaFd, Inc.		40,098	1,214,568
			74,839,845

Capital Markets - 2.7%
Perella Weinberg Partners		51,300	1,093,716
Stifel Financial Corp.		174,100	19,755,127
			20,848,843

Chemicals - 6.3%
Ecovyst, Inc. (a)		2,445,400	21,421,704
Olin Corp.		1,056,400	26,399,436
			47,821,140

Commercial Services & Supplies - 1.9%
Brink's Co.		91,600	10,704,376
MillerKnoll, Inc.		82,000	1,454,680
Quad/Graphics, Inc.		408,500	2,557,210
			14,716,266

Communications Equipment - 8.7%
F5, Inc. (a)		204,360	66,047,108

Construction & Engineering - 2.5%
Fluor Corp. (a)		447,500	18,826,325

Consumer Finance - 2.9%
SLM Corp.		808,500	22,379,280

Electric Utilities - 2.1%
OGE Energy Corp.		336,100	15,551,347

Electronic Equipment, Instruments & Components - 4.1%
Arrow Electronics, Inc. (a)		17,800	2,153,800
Avnet, Inc.		555,300	29,031,084
			31,184,884

Energy Equipment & Services - 5.2%
Expro Group Holdings NV (a)		283,482	3,367,766
NOV, Inc.		2,486,800	32,950,100
Weatherford International PLC		50,300	3,442,029
			39,759,895

Financial Services - 2.6%
Euronet Worldwide, Inc. (a)		39,200	3,442,152
WEX, Inc. (a)		103,200	16,257,096
			19,699,248

Gas Utilities - 0.7%
MDU Resources Group, Inc.		307,000	5,467,670

Ground Transportation - 3.8%
U-Haul Holding Co.		559,700	28,488,730

Health Care Equipment & Supplies - 4.1%
LivaNova PLC (a)		315,100	16,504,938
Solventum Corp. (a)		200,500	14,636,500
			31,141,438

Health Care Providers & Services - 1.0%
Centene Corp. (a)		220,600	7,871,008

Hotels, Restaurants & Leisure - 2.3%
Marriott Vacations Worldwide Corp.		262,300	17,458,688

Insurance - 2.0%
Global Indemnity Group LLC - Class A		316,036	9,180,814
Horace Mann Educators Corp.		126,600	5,718,522
			14,899,336

IT Services - 1.1%
ASGN, Inc. (a)		182,300	8,631,905

Machinery - 5.3%
Atmus Filtration Technologies, Inc.		85,600	3,859,704
Greenbrier Cos., Inc.		73,650	3,400,421
Miller Industries, Inc.		159,900	6,463,158
Stanley Black & Decker, Inc.		112,700	8,376,991
Timken Co.		240,300	18,065,754
			40,166,028

Media - 5.6%
National CineMedia, Inc.		1,402,700	6,326,177
Stagwell, Inc. (a)		6,359,417	35,803,518
			42,129,695

Multi-Utilities - 1.7%
Avista Corp.		226,600	8,567,746
Black Hills Corp.		71,800	4,422,162
			12,989,908

Oil, Gas & Consumable Fuels - 7.0%
APA Corp.		570,808	13,859,218
Baytex Energy Corp.		1,739,786	4,071,100
Berry Corp.		1,238,100	4,680,018
California Resources Corp.		48,000	2,552,640
Crescent Energy Co. - Class A		155,400	1,386,168
Kosmos Energy Ltd. (a)		2,332,800	3,872,448
Murphy Oil Corp.		584,900	16,617,009
NextDecade Corp. (a)		233,500	1,585,465
Ovintiv, Inc.		103,200	4,167,216
			52,791,282

Personal Care Products - 0.0%(b)
Herbalife Ltd. (a)		900	7,596

Professional Services - 0.8%
ManpowerGroup, Inc.		151,700	5,749,430

Real Estate Management & Development - 2.3%
Jones Lang LaSalle, Inc. (a)		51,600	15,391,248
RMR Group, Inc. - Class A		119,100	1,873,443
			17,264,691

Software - 3.3%
Workiva, Inc. (a)		293,700	25,281,696

Specialty Retail - 3.5%
Lithia Motors, Inc.		51,700	16,337,200
ODP Corp. (a)		99,280	2,764,948
Sonic Automotive, Inc. - Class A		102,690	7,813,682
			26,915,830

Trading Companies & Distributors - 1.5%
Rush Enterprises, Inc. - Class A		214,600	11,474,662
TOTAL COMMON STOCKS (Cost $676,914,310)			749,874,106

REAL ESTATE INVESTMENT TRUSTS - COMMON - 0.5%		Shares	Value
Real Estate Management & Development - 0.5%
Seritage Growth Properties - Class A (a)		911,810	3,875,193
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $8,082,239)			3,875,193

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.8%		Shares	Value
First American Government Obligations Fund - Class X, 4.05%(c)		6,214,101	6,214,101
TOTAL MONEY MARKET FUNDS (Cost $6,214,101)			6,214,101

TIME DEPOSITS - 0.0%(b)		Par	Value
Citigroup, Inc., 3.44%, 10/01/2025 (d)		44,310	44,310
TOTAL TIME DEPOSITS (Cost $44,310)			44,310

TOTAL INVESTMENTS - 100.1% (Cost $691,254,960)			760,007,710
Liabilities in Excess of Other Assets - (0.1)%			(1,095,069)
TOTAL NET ASSETS - 100.0%	0.0%	0.0%	$758,912,641
two			–%
Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.			–%

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company. The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation. The GICS structure consists of 11 sectors, 25 industry groups, 74 industries and 163 sub-industries. Each stock that is classified will have a coding at all four of these levels.

LLC - Limited Liability Company
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)	The rate shown represents the 7-day annualized yield as of September 30, 2025.
(d)	Invested through a cash management account administered by Brown Brothers Harriman & Co.

Summary of Fair Value Disclosure as of September 30, 2025 (Unaudited)

Hotchkis & Wiley Small Cap Value Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$749,874,106	$–	$–	$749,874,106
Real Estate Investment Trusts - Common	3,875,193	–	–	3,875,193
Money Market Funds	6,214,101	–	–	6,214,101
Time Deposits	–	44,310	–	44,310
Total Investments	$759,963,400	$44,310	$–	$760,007,710

Refer to the Schedule of Investments for further disaggregation of investment categories.